CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Stockholders' Equity, Number of Shares, Par Value and Other Disclosures [Abstract]
Available-for-sale securities, amortized cost	$ 403,403	$ 346,892
Held-to-maturity securities, fair value	$ 22,263	$ 28,595
Common Stock, par or stated value (in dollars per share)	$ 10	$ 10
Common Stock, shares authorized	8,000,000	8,000,000
Common Stock, shares issued	4,900,576	5,021,012
Common Stock, shares outstanding	4,900,576	5,021,012